Financial Statement Information - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 9,375	$ 10,606
Work in process	4,395	3,394
Finished goods	7,425	3,543
Total	$ 21,195	$ 17,543